Intangible Liability - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Liability

	December 31, 2012	December 31, 2011
Opening balance	$22,169	$24,288
Amortization in period	(2,119)	(2,119)

Closing balance	$20,050	$22,169